Share Capital and Dividends - Summary of Issued Share Capital (Details) $ in Thousands						12 Months Ended
	Feb. 01, 2022 shares	Feb. 01, 2021 shares	Feb. 01, 2020 shares	Dec. 13, 2019 shares	Oct. 01, 2019 shares	Mar. 31, 2020 CAD ($) shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 CAD ($) shares	Mar. 31, 2018 CAD ($) shares
Disclosure of classes of share capital [line items]
Balance (in shares) | shares						55,665,476	55,665,476	25,951,311	24,601,490
Business acquisition (in shares) | shares								17,458,348
Balance (in shares) | shares						58,073,517	58,073,517	55,665,476	25,951,311
Share-based compensation on shares vested during the year, issued on business acquisitions						$ 1,868,000		$ 1,075,000	$ 2,701,000
Business acquisition								78,936,000
Share Capital
Disclosure of classes of share capital [line items]
Share-based compensation on shares vested during the year, issued on business acquisitions						$ 407,000		1,075,000	$ 2,701,000
Business acquisition								$ 78,364,000
Matricis Informatique Inc.
Disclosure of classes of share capital [line items]
Business acquisition (in shares) | shares						473,646	473,646
Business acquisition						$ 1,800,000
Matricis Informatique Inc. | Share Capital
Disclosure of classes of share capital [line items]
Business acquisition						$ 1,800,000
Alithya Travercent LLC
Disclosure of classes of share capital [line items]
Business acquisition (in shares) | shares						1,274,510	1,274,510
Business acquisition						$ 3,870,000
Alithya Travercent LLC | Share Capital
Disclosure of classes of share capital [line items]
Business acquisition						$ 3,870,000
Askida Inc.
Disclosure of classes of share capital [line items]
Business acquisition (in shares) | shares						600,384	600,384
Business acquisition						$ 2,173,000
Askida Inc. | Share Capital
Disclosure of classes of share capital [line items]
Business acquisition						$ 2,173,000
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Balance (in shares) | shares						48,496,492	48,496,492
Exercise of stock options (in shares) | shares						53,987	53,987	91,739
Settlement of DSU (in shares) | shares						5,514	5,514
Balance (in shares) | shares								48,496,492
Beginning balance						$ 183,346,000
Exercise of stock options						165,000		$ 244,000
Settlement of DSU						$ 23,000
Ending balance								$ 183,346,000
Subordinate Voting Shares | Share Capital
Disclosure of classes of share capital [line items]
Balance (in shares) | shares						48,496,492	48,496,492
Exercise of stock options (in shares) | shares						53,987	53,987
Settlement of DSU (in shares) | shares						5,514	5,514
Balance (in shares) | shares						50,904,533	50,904,533	48,496,492
Beginning balance						$ 183,346,000
Share-based compensation on shares vested during the year, issued on business acquisitions						407,000
Exercise of stock options						201,000		$ 302,000
Settlement of DSU						23,000
Ending balance						$ 191,820,000		$ 183,346,000
Subordinate Voting Shares | Matricis Informatique Inc.
Disclosure of classes of share capital [line items]
Business acquisition (in shares) | shares					473,646	473,646	473,646
Business acquisition						$ 1,800,000
Subordinate Voting Shares | Matricis Informatique Inc. | Share Capital
Disclosure of classes of share capital [line items]
Business acquisition (in shares) | shares						473,646	473,646
Business acquisition						$ 1,800,000
Subordinate Voting Shares | Alithya Travercent LLC
Disclosure of classes of share capital [line items]
Business acquisition (in shares) | shares				1,274,510		1,274,510	1,274,510
Business acquisition							$ 3,870
Subordinate Voting Shares | Alithya Travercent LLC | Share Capital
Disclosure of classes of share capital [line items]
Business acquisition (in shares) | shares						1,274,510	1,274,510
Business acquisition						$ 3,870,000
Subordinate Voting Shares | Askida Inc.
Disclosure of classes of share capital [line items]
Business acquisition (in shares) | shares	300,192	300,189	600,384			600,384	600,384
Business acquisition						$ 2,172,500
Subordinate Voting Shares | Askida Inc. | Share Capital
Disclosure of classes of share capital [line items]
Business acquisition (in shares) | shares						600,384	600,384
Business acquisition						$ 2,173,000
Multiple Voting Shares
Disclosure of classes of share capital [line items]
Balance (in shares) | shares						7,168,984	7,168,984
Balance (in shares) | shares								7,168,984
Beginning balance						$ 3,515,000
Ending balance								$ 3,515,000
Multiple Voting Shares | Share Capital
Disclosure of classes of share capital [line items]
Balance (in shares) | shares						7,168,984	7,168,984
Balance (in shares) | shares						7,168,984	7,168,984	7,168,984
Beginning balance						$ 3,515,000
Ending balance						$ 3,515,000		$ 3,515,000